Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Feb. 23, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
It is the Compensation Committee’s practice to approve ordinary course annual equity grants at its regularly-scheduled meeting held in February of each year. At this meeting, the Compensation Committee approves the portion of each named executive officer’s annual equity award that will be granted as stock options. Following approval by the Compensation Committee, all annual equity grants for the fiscal year are made on the third business day following the Company’s annual earnings release.

The Compensation Committee does not take MNPI into account when determining the timing and terms of equity awards. The Company has not timed the disclosure of MNPI for the purpose of affecting the value of executive compensation.

In accordance with the requirements of the SEC, the following table presents information regarding options issued to our NEOs in fiscal 2024 during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such report with the SEC.

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award (1)
Percentage change in the closing market price of the
securities underlying the
award between the trading
day ending immediately
prior to the disclosure of
material nonpublic
information and the trading
day beginning immediately
following the disclosure of
material nonpublic
information(2)

D. Eric Mendelsohn	2/23/2024	40,000	57.76	$315,220	1.89%
Kristin S. Gaines	2/23/2024	25,000	57.76	$197,013	1.89%
Kevin C. Pascoe	2/23/2024	25,500	57.76	$200,953	1.89%
John L. Spaid	2/23/2024	25,500	57.76	$200,953	1.89%
David L. Travis	2/23/2024	25,000	57.76	$197,013	1.89%
(1) The grant date fair value is determined in accordance with ASC Topic 718 and does not represent cash received by the NEOs in 2024.
(2) The percentage change was determined using the closing market price of the Company’s common stock on February 23, 2024 ($57.76), which is also the trading day ending immediately prior to the Company’s filing of its 2024 Form 10-K/A and a Current Report on Form 8-K disclosing MNPI, and the closing market price of the Company’s common stock on February 27, 2024 ($58.85), the trading day beginning immediately following the filing of its 2024 Form 10-K/A and a Current Report on Form 8-K disclosing MNPI.

Award Timing Method	It is the Compensation Committee’s practice to approve ordinary course annual equity grants at its regularly-scheduled meeting held in February of each year. At this meeting, the Compensation Committee approves the portion of each named executive officer’s annual equity award that will be granted as stock options. Following approval by the Compensation Committee, all annual equity grants for the fiscal year are made on the third business day following the Company’s annual earnings release.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award (1)
Percentage change in the closing market price of the
securities underlying the
award between the trading
day ending immediately
prior to the disclosure of
material nonpublic
information and the trading
day beginning immediately
following the disclosure of
material nonpublic
information(2)

D. Eric Mendelsohn	2/23/2024	40,000	57.76	$315,220	1.89%
Kristin S. Gaines	2/23/2024	25,000	57.76	$197,013	1.89%
Kevin C. Pascoe	2/23/2024	25,500	57.76	$200,953	1.89%
John L. Spaid	2/23/2024	25,500	57.76	$200,953	1.89%
David L. Travis	2/23/2024	25,000	57.76	$197,013	1.89%
(1) The grant date fair value is determined in accordance with ASC Topic 718 and does not represent cash received by the NEOs in 2024.
(2) The percentage change was determined using the closing market price of the Company’s common stock on February 23, 2024 ($57.76), which is also the trading day ending immediately prior to the Company’s filing of its 2024 Form 10-K/A and a Current Report on Form 8-K disclosing MNPI, and the closing market price of the Company’s common stock on February 27, 2024 ($58.85), the trading day beginning immediately following the filing of its 2024 Form 10-K/A and a Current Report on Form 8-K disclosing MNPI.

Eric Mendelsohn [Member]
Awards Close in Time to MNPI Disclosures
Name		D. Eric Mendelsohn
Eric Mendelsohn [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Underlying Securities | shares		40,000
Exercise Price | $ / shares		$ 57.76
Fair Value as of Grant Date | $		$ 315,220
Underlying Security Market Price Change		0.0189
Kristin Gaines [Member]
Awards Close in Time to MNPI Disclosures
Name		Kristin S. Gaines
Kristin Gaines [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Underlying Securities | shares		25,000
Exercise Price | $ / shares		$ 57.76
Fair Value as of Grant Date | $		$ 197,013
Underlying Security Market Price Change		0.0189
Kevin Pascoe [Member]
Awards Close in Time to MNPI Disclosures
Name		Kevin C. Pascoe
Kevin Pascoe [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Underlying Securities | shares		25,500
Exercise Price | $ / shares		$ 57.76
Fair Value as of Grant Date | $		$ 200,953
Underlying Security Market Price Change		0.0189
John Spaid [Member]
Awards Close in Time to MNPI Disclosures
Name		John L. Spaid
John Spaid [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Underlying Securities | shares		25,500
Exercise Price | $ / shares		$ 57.76
Fair Value as of Grant Date | $		$ 200,953
Underlying Security Market Price Change		0.0189
David Travis [Member]
Awards Close in Time to MNPI Disclosures
Name		David L. Travis
David Travis [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Underlying Securities | shares		25,000
Exercise Price | $ / shares		$ 57.76
Fair Value as of Grant Date | $		$ 197,013
Underlying Security Market Price Change		0.0189